STATUTORY INFORMATION (BASED ON NON-GAAP MEASURES) (Tables)	12 Months Ended
Dec. 31, 2014
Insurance [Abstract]
Schedule of statutory accounting practices
The Company's insurance subsidiaries reported the following amounts to regulatory agencies, after appropriate elimination of intercompany accounts among such subsidiaries (dollars in millions):

	2014	2013
Statutory capital and surplus	$1,664.4	$1,711.9
Asset valuation reserve	203.1	233.9
Interest maintenance reserve	504.1	582.4
Total	$2,371.6	$2,528.2